Taxation - Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 128,639		¥ 125,113
Carryforwards of un-deducted advertising expenses	324,937		329,868
Provision of credit losses	1,387		4,312
Accruals and other liabilities	3,497		8,394
Impairment of available-for-sale investments	500		900
Less: valuation allowance	(458,960)		(468,587)	¥ (465,703)	¥ (540,973)
Net deferred tax assets	0		0
Deferred tax liabilities:
Recognition of intangible assets arisen from business combination	0		1,755
Unrealized securities holding gain	1,299		1,614
Net deferred tax liabilities	¥ 1,299	$ 180	¥ 3,369